January 31, 2012

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:	Nationwide Life Insurance Company

Nationwide Variable Account-II

Nationwide Destination EV New York 2.0 (File Nos. 333-177319 & 811-03330)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 1 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On October 14, 2011, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated December 13, 2011.  This Pre-Effective Amendment No. 1 reflects redlined changes that are a result of Staff comments contained in the December 13, 2011 letter and other miscellaneous disclosure changes, including changes made in connection with filing requirements for the interstate compact and disclosure relating to receipt of service requests.  Each comment is restated below and is accompanied by Nationwide’s response.

1. Guarantees. Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company's guarantees under the policy or any of its related riders. If there are none, please include a representation in your response letter indicating that there are no such agreements and the company will be solely responsible for paying out all guarantees associated with the contract and its related riders.

Response. Nationwide Life Insurance Company has no guarantees or support agreements with third parties to support any of its guarantees under the contract. Nationwide Life Insurance Company is solely responsible for paying out all guarantees associated with the contract and its related riders.

2. Underlying Mutual Fund Annual Expenses (p. 7). In your response letter, please confirm that the maximum and minimum figures in the underlying fund table include fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds calculated in accordance with Instruction 3(f) to Item 3 of Form N-1A.

Response. We confirm that the maximum and minimum figures in the underlying fund table include fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds per Instruction 3(f) to Item 3 of Form N-1A.

 3. Examples (p. 8). Please include example figures in the pre-effective amendment.

Response. We have included example figures.

4. Contract Synopsis: (pp. 8-10).

a.
Extra Value Credits (p. 9). Please add a reference to the free-look period recapture of these credits under the "Extra Value Credits" heading in addition to the reference under the "Right to Examine and Cancel" section.

Response. We revised the "Extra Value Credits" subsection of "Synopsis of the Contract" as follows (emphasis added):

Extra Value Credits

For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract.  The Credit, which is funded from Nationwide's general account, will be allocated among the Sub-Accounts and the Fixed Account at the same time and in the same proportion that the purchase payment is allocated to the contract. If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all Credits applied to the contract (see "Right to Examine and Cancel" and "Extra Value Credits").

b.	Standard Death Benefit (p. 9). Please briefly describe the contract's standard death benefit.

Response. We revised the heading and the first sentence in the "One Year Enhanced Death Benefit Section" subsection of the "Charges and Expenses" section of "Synopsis of the Contracts" as follows (emphasis added):

Death Benefit

The contract contains a standard death benefit (the greater of (i) the Contract Value or (ii) the total purchase payments less amounts withdrawn) at no additional charge.

c.
7% Lifetime Income Option & Spousal Continuation Benefit (p. 10). Counsel has indicated that all 12 of Nationwide's new annuity products have been filed to adopt a non-discretionary, automatic investment reallocation formula requirement for participation in the contracts' Lifetime Income Options. Per Guide 7 to Item 3 of Form N-4, the synopsis should outline the contract's key features. Please revise optional benefit summaries to add (a) basic eligibility criteria; (b) key conditions or restrictions that apply to contracts with the rider (e.g., variable assets subject to automatic reallocation per non-discretionary formula); and (c) the primary risks associated with the rider. Specifically, please summarize the allocation-shifting formula requirement is, what it does (e.g., limits insurance company risk under the rider), and why it matters to contractowners (e.g., rider benefits are unsecured obligations; cost may exceed rider benefit; conditions may significantly limit investment gains; certain transactions may trigger contract termination, etc.).

Response. We revised the first sentence in the "7% Lifetime Income Option" subsection of the "Charges and Expenses" section of "Synopsis of the Contracts" as follows (emphasis added):

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, as long as the Contract Owner maintains a positive Current Income Benefit Base.

In addition, we added the following paragraphs to the same subsection:

Election of the 7% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. Additionally, at certain times, Nationwide will evaluate the allocation of the contract's assets using a non-discretionary formula and may reallocate assets within the contract according to pre-determined formulas. The purpose of the evaluations and reallocations is to help Nationwide manage its obligation to provide Contract Owners with lifetime income withdrawals by reducing the likelihood that it will have to make unanticipated payments. Any given evaluation may result in the reallocation of a portion of the Contract Value from the elected investment option(s) to a relatively stable investment option, or vice versa. As a result, investment gains (or losses) may be limited to the extent that assets that would otherwise have been allocated to the elected investment option(s) are reallocated to the stable investment option, and the elected investment option(s) outperform (or in case of losses, underperform) the stable investment option.

Lifetime income withdrawals payable after the Contract Value is depleted are paid from Nationwide's General Account and therefore are, subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Lifetime Income Option may exceed the benefit.

In addition, we revised the second paragraph in  the "7% Spousal Continuation Benefit" subsection of the "Charges and Expenses" section of "Synopsis of the Contracts" as follows (emphasis added):

If the applicant elects the 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base.  Currently, there is no charge for the 7% Spousal Continuation Benefit.  If this option is elected, the Lifetime Withdrawal Percentages will be reduced.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.  If assessed, the charge is deducted at the same time and in the same manner as the 7% Lifetime Income Option charge. The cost of the 7% Spousal Continuation Benefit (the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

5. Investing in the Contract (pp. 11-13).

a.
The Variable Account & Underlying Mutual Funds. In the 2nd to last paragraph under this heading, please expand the new disclosure to include a comparable reference to the automatic reallocation formula required by the L.inc related rider options.

Response. We revised the second to last paragraph of "The Variable Account and Underlying Mutual Funds" subsection as follows (emphasis added):

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.

Contract Owners will receive notice of any such changes that affect their contract. Additionally, the 7% Lifetime Income Option limits the list of Sub-Accounts available in connection with that option and uses a reallocation evaluation that may result in the transfer of a contract's assets between Sub-Accounts.

b.
The Fixed Account (pp. 12-13). For the subsection entitled "Fixed Account Charges Assessed for Certain Optional Benefits," please add bold-faced type or some other means of highlighting the following language, "[h]owever, for Contract Owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in lower credited interest rate (reduced by the amount of the charge)…"

Response. The New York product does not offer any optional benefits whose charge is assessed to assets allocated to the Fixed Account. Therefore, the New York product does not have a comparable section.

6. Types of Payments Nationwide Receives (p. 14). Please add disclosure describing any additional direct or indirect benefit Nationwide receives due to underlying investment options that are fund of funds investing in affiliated underlying (bottom-tier) funds (e.g., the NVIT Investor Destinations and Cardinal funds).

Response. Other than what is already disclosed in the third paragraph in this section, Nationwide receives no additional benefit as a result of its use of Nationwide Variable Insurance Trust funds of funds.

7. Amount of Payments Nationwide Receives (pp. 14-15). Please confirm that the website link in the last sentence will direct the reader to the information described. The Staff was not able to locate this information from the current URL.

Response. Nationwide is in the process of updating the information on its www.nationwide.com website. Until the updates are complete, we are going to remove this reference.

8. Nationwide's Obligation in Connection with the 7% LIO (p. 15). Please revise the first sentence under this heading so the reader understands that the 7% Lifetime Income Option does not guarantee purchasers will be eligible for lifetime withdrawal payments. Specifically, substitute the phrase "subject to the terms and conditions of the contract" for language that describes the conditional nature of Nationwide's obligation in a more meaningful way. A reader should understand that the rider restrictions (i.e., "terms and conditions") are designed to limit the circumstances in which Nationwide ever becomes obligated to pay rider benefits in the first place.

Response. Since the "7% Lifetime Income Option" subsection in the "Charges and Expenses" section of "Synopsis of the Contracts" has been revised to incorporate the information contained in this section, including revisions to address this comment, we have removed this section to reduce redundancy. For revised language, please see our response to Comment 4(c).

9. Waiver of Contingent Deferred Sales Charge (NY PRODUCT ONLY, p. 15). Why does the New York contract specify that the 10% in subparagraph (1) is "the net difference of purchase payments subject to the CDSC…" while the national product does not include the italicized language?

Response. The phrase implies that the 10% modifies both purchase payments that are subject to CDSC and purchase payments withdrawn that were subject to CDSC. The non-New York product achieves the same result by using parentheses. For consistency, we revised subparagraph (1) of the non-New York product as follows (emphasis added):

(1) 10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;

10. Beneficiary Protector II Option (pp. 18-19). Is there a general fact pattern in which this option would not provide a benefit? If so, please describe the relevant circumstances.

Response. The New York product does not have the Beneficiary Protector II Option.

11. Mortality and Expense Risk Fee (p. 15). If correct, please add "and deducted" after the word "computed" in the second sentence under this heading. The relevant statements reads, "[t]his amount is computed on a daily basis and is equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account."

Response. We combined the first two sentences in the "Mortality and Expense Risk Charge" section as follows:

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets of the Variable Account for the first 8 Contract Years.

Similarly, we combined the first two sentences of the "Administrative Charge" section as follows:

Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

12. 7% Lifetime Income Option: Introduction (p. 19). Please revise the introductory sentence to make clear that a benefit is provided only when certain conditions are met.

Response. We revised the introductory sentence as follows (emphasis added):

The 7% Lifetime Income Option (the "7% Nationwide L.inc Option") provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, as long as the Contract Owner maintains a positive Current Income Benefit Base.

13. Lifetime Income Option Investment Requirements (pp. 20-21).

a.
Generally. Please expand the disclosure explaining the purpose behind the allocation evaluations and any transfers they require. The current language is not direct enough. What does it really mean to say that the reallocation "help[s] Nationwide manage its obligations to Contract Owners to pay income payments"? Explain that Nationwide uses a formula to determine when the investment allocation increases the risk that a permitted LIO withdrawal will trigger Nationwide's obligation to pay the lifetime withdrawals out of its own funds rather than the contract assets. Describe the relationship between the formula and Nationwide's designated "stable investment option" in clearer terms. Specifically, explain that the formula determines: (i) when a contractowner's underlying investments are not performing well enough to sustain the guaranteed annual withdrawals from existing contract value; and (ii) how much of the contract assets need to be reallocated to a more stable investment to ensure continued guaranteed annual withdrawals do not completely deplete contract value.

Response.  We revised the second paragraph to the "Lifetime Income Option Investment Requirements" subsection of the "7% Lifetime Income Option" section as follows (emphasis added):

Additionally, at certain times, Nationwide will evaluate the allocation of the contract's assets and may reallocate assets within the contract.  The purpose of the evaluations and reallocations is to help Nationwide manage its obligations to Contract Owners to pay income payments, and at the same time, to maximize the Contract Owner's ability to invest in the elected investment option(s).  In other words, the evaluations and reallocations help decrease the likelihood that Nationwide will have to pay more than it anticipated out of its General Account. Evaluations will occur at the following times:

In addition, we added a new sixth paragraph to the "Lifetime Income Option Investment Requirements" subsection of the "7% Lifetime Income Option" section as follows:

The evaluation helps Nationwide determine both when a Contract Owner's investment options are not performing well enough to sustain the lifetime withdrawals from the Contract Value, and how much of the Contract Value should be reallocated to a stable value investment option to help preserve Contract Value for the purposes of paying lifetime withdrawals.  However, the evaluation does not guarantee the preservation of the Contract Value. Nationwide is not providing investment advice through the use of the evaluation. The evaluation is designed primarily to mitigate some of the financial risks that nationwide incurs in providing the guarantee under the 7% Nationwide L.inc Option. The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Contract Value, or the Current Income Benefit Base.

b.
Impact on Underlying Fund Investors. The disclosure states that Nationwide will move contractowner assets in and out of Class II of the NVIT Bond Index Fund whenever the formula so requires. Has NW considered the impact this trading activity in the underlying fund would have on other investors who hold the same fund through other variable products? Please explain.

Response. The NVIT – NVIT Income Bond Fund: Class II ("Bond Fund") is not a fund that can be affirmatively elected by contract owners in other variable products.  The Bond Fund was created to be used as the stable investment option in Nationwide's Lifetime Income Option allocation feature (or any other allocation feature that requires a stable value investment).  Any assets allocated to the Bond Fund will be so allocated as a result of the evaluation process, and therefore, the trading activity in and out of the Bond Fund will not affect contract owners in other variable products.

14. Step 3 (p. 20). This step is not described in a way that gives an investor a general sense of (1) the market climates and changes that will cause NW to move assets to the Bond Account; and (2) the kind of market shifts that would cause NW to move assets out of the Bond Account into the funds s/he has selected. Your cover letter states that "it is not possible to provide general scenarios that would adequately describe reallocation likelihood." However, the disclosure must provide a purchaser with sufficient information to make a reasonably informed investment decision. In this case, investors should be able to predict when (generally speaking) NW may have to transfer their assets and the direction in which they would be shifted. Please provide disclosure that satisfies this threshold.

Response.  We revised "Step 3 – Compare the Current Equity Allocation to the Target Equity Allocation" of the "Lifetime Income Option Investment Requirements" subsection of the "7% Lifetime Income Option" section as follows (emphasis added):

Step 3 – Compare the Current Equity Allocation to the Target Equity Allocation.  Nationwide compares the Current Equity Allocation to the Target Equity Allocation to see if they are aligned. If the Current Equity Allocation is within 3% of the Target Equity Allocation, then no transfers to or from the Bond Fund will occur.  If the Current Equity Allocation is more than 3% higher than the Target Equity Allocation, a transfer from the elected investment option(s) to the Bond Fund will occur.  Conversely, if the Current Equity Allocation is more than 3% lower than the Target Equity Allocation, a transfer from the Bond Fund to the elected investment option(s) will occur (only if there are assets in the Bond Fund).

Conditions that will generally result in a transfer into the Bond Fund are:

• negative market performance; and

• withdrawals from the contract.

Conditions that will generally result in a transfer out of the Bond Fund are:

• positive market performance;

• subsequent purchase payments; and

• the natural aging of the contract over time.

15. Lifetime Withdrawal Percentage Chart (p. 22). In the sentence below the chart, please clarify that the lifetime withdrawal percentages under the Spousal Continuation Option will be equal to or lower than the percentages without the Spousal Continuation feature.

Response.  We revised the sentence below the Lifetime Withdrawal Percentages table as follows (emphasis added):

For contracts that elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see "7% Spousal Continuation Benefit").

16. Minimum Required Distribution Limitations (p. 22). Please use bold face type or some other means of drawing attention to the sentence that begins, "Contract Owners subject to minimum required distribution rules may not be able to take advantage... ." Also, in the last paragraph under "Reset Opportunities" and before "Age Based Lump Sum Settlement Options," please do the same with the sentence that begins, "[i]f the Contract Owner does not make an election within the 60 days... ."

Response.  We revised the fifth paragraph in the "Lifetime Income Withdrawals" subsection of the "7% Lifetime Income Option" section as follows:

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands.  Consult a qualified tax advisor for more information.

We also revised the third paragraph of the "Reset Opportunities" subsection of the "7% Lifetime Income Option" section as follows:

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Option will not change (as applicable to that particular contract).

We also revised the third paragraph of the "Settlement Options" subsection of the "7% Lifetime Income Option" section as follows:

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within the 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the annual benefit amount. If the Contract Owner had requested Systematic Withdrawals of the annual benefit amount prior to the notice, those Systematic Withdrawals will continue.  If the Contract Owner had not requested Systematic Withdrawals prior to the notice, the Contract Owner may request Systematic Withdrawals by contacting Nationwide at the phone number and address shown on page 1.  It is the Contract Owner's responsibility to establish Systematic Withdrawals or otherwise request the annual benefit amount.  Benefit amounts not withdrawn in a given year are forfeited.

17. Reset Opportunities (p. 23). How will resetting the current income benefit base generally affect the Target Equity Allocation? If it generally increases the likelihood Nationwide will move contractowner assets to the Bond Fund, say this directly.

Response.  Resetting the Current Income Benefit Base does not affect the Target Equity Allocation.  The Target Equity Allocation calculation takes into consideration the contract value, Adjusted Highest Anniversary Value ("AHAV"), and the age of the contract.  While the Current Income Benefit Base and AHAV are similar in that both are reset on the Contract Anniversary to the contract value if the contract value is greater, the Current Income Benefit Base is not part of and does not impact the Target Equity Allocation calculation.

18. Underwritten Lump Sum Settlement Option (p. 24). For underwritten lump sum settlements, what date is used to determine the value upon which the lump sum settlement amount is based?

Response.  We revised the "Underwritten Lump Sum Settlement Option" section as follows (emphasis added):

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 7% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Nationwide Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

19. Removal of Variable Account Charges (p. 25). Why is there no corresponding disclosure section in the New York contract prospectus? Please include your response in your EDGAR correspondence associated with the New York contract (333-177319).

Response. This section in the non-New York product (333-177316) describes how the Beneficiary Protection II Option Charge will be removed after the benefit associated with that feature is paid. The Beneficiary Protection Option II is not available in the New York product.

However, we added a similar disclosure section entitled "Reduction of Variable Account Charges" to the New York product to describe how the Mortality and Expense Risk Charge is reduced beginning in the 9th Contract Year. The additional language is as follows:

Reduction of Variable Account Charges

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets of the Variable Account for the first 8 Contract Years. Beginning with the 9th Contract Year, the charge is reduced to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

To reduce the charge, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves 2 steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves reducing the charge for the unit value calculation.  For example, on a contract in its 3rd Contract Year where there is no optional benefit elected, the Variable Account value will be calculated using unit values with Variable Account charges of 1.85%.  Beginning with the 9th Contract Year, the charge will be reduced and the

Variable Account value will be calculated using the unit values with Variable Account charges at 1.50%.  Thus, the Mortality and Expense Risk Charge is reduced for the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.85% will have a lower unit value than Sub-Account X with charges of 1.50% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

20. Extra Value Credits (p. 27). The introductory paragraph states that Credits are considered earnings for purposes of all benefits under these contracts. Where applicable, please supplement the prospectus disclosure sections in which the characterization of these Credits has an impact on a particular contract benefit.

Response.  We reviewed the prospectus in its entirety and revised the "Determination of the Income Benefit Base Prior to the First Withdrawal" subsection of the "7% Lifetime Income Option" section as follows (emphasis added):

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base.  The Current Income Benefit Base from the date of contract issuance until the first withdrawal will reflect any additional purchase payments, Credits, and reset opportunities, as described below.

Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Option will equal the greater of:

(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted after that Contract Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Credits applied, increased by simple interest at an annual rate of 7% each year through the 10th Contract Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary.

When a purchase payment and any Credit are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary.

21. Partial Withdrawals to Pay Investment Advisory Fees (p. 31). If correct, please add prominent disclosure to this section stating that these withdrawals can have a significant impact on benefits under the Lifetime Income Option and cross-reference the relevant disclosure in the rider narrative.

Response.  We revised this section as follows:

Partial Withdrawals to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees.  Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.  In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Lifetime Income Option (see "7% Lifetime Income Option").

22. Static Asset Allocation Model (p. 35). Please describe how the static asset allocation model and the automatic reallocation analysis under the 7% Lifetime Income Option work together. Are there any unique risks or advantages to contractowners who select the model to comply with the investment restrictions of this feature? Explain.

Response.  The Static Asset Allocation Model is treated like any other underlying investment option that is available for election under the 7% Lifetime Income Option.  The allocation evaluation and any corresponding transfers would not be different for a contract owner who elected the Static Asset Allocation Model than it would be for a contract owner who elected another available investment option.  There is no unique advantage or risk to contract owners who select the Static Asset Allocation Model as compared to those that do not.

23. Combination Enhanced Death Benefit (p. 38). In the example that begins "[i]n 2016, Joe takes a partial surrender of $60,000," is the result any different if some of the transfers are equation-based transfers related to the 7% Lifetime Income Option? If not, expressly state this. Otherwise, explain any differences in the way voluntary and involuntary transfers affect this calculation.

Response.  The New York product does not have the Combination Enhanced Death Benefit Option.

24. Appendix D: Auto-Transfer Examples (pp. 68-69).

a.	Example 1, Step 2. The value for EION is incorrect. Please substitute $100,000 for $91,000.

Response. We changed the value for EION from $91,000 to $100,000 in Example 1, Step 2.

b.
Example 2, Step 4(b). In the equation immediately above the narrative (the equation that begins: Transfer Amount - 78,000 - ...), the Transfer Amount value is incorrect. It should be 89,000 instead of 78,000. Please make this change.

Response.  We changed 78,000 to 89,000 in the equation immediately above the narrative in Example 2, Step 4(b).

25. Other Required Disclosure, Exhibits, and Representations. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre- effective amendment to the registration statement. We note that a significant number of the required exhibits are still pending and recommend that you provide them as soon as possible to provide the Staff with adequate time to ensure they satisfy all regulatory requirements. We further urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response. Nationwide represents that the Pre-Effective Amendment No. 1 either contains, or incorporates by reference, all required disclosure, exhibits, and representations.  In addition, Nationwide acknowledges that:

•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 249-8061 if you have any questions regarding this filing.

Sincerely,

/s/NOOREE KIM

Nooree Kim
Senior Counsel
Nationwide Life Insurance Company